Item G.1.a.i.  - LEGAL PROCEEDINGS
case number CV2020-005293

On May 1, 2020, Saba Capital CEF Opportunities 1
Ltd. ("Saba") filed a Verified Complaint and an Application for Preliminary Injunction in Maricopa
County Superior Court, Phoenix, Arizona (the "Superior
Court"), naming as defendants the Trust, Voya
Investments, and the individuals serving on the Trust's
Board. Saba sought a preliminary injunction and permanent equitable relief from the court, primarily in the form of an order striking certain amendments to the Trust's bylaws which related to the voting standard to be employed at Board elections, as adopted by the Board on April 13, 2020, and awarding various other forms of declaratory and unspecified monetary relief.
Defendants filed a Motion to Dismiss the Verified
Complaint and an Opposition to Saba's Application for Preliminary Injunction on May 20, 2020. On June 26,
2020, after a hearing, the court granted Saba's application for a preliminary injunction, ruling that the named defendants are preliminarily enjoined from applying the voting standard set forth in the April 13, 2020, bylaw amendments, and that the Trust shall conduct the Board election in accordance with the previous voting standard. On July 1, Defendants filed an emergency motion with the Superior Court asking for a stay of the preliminary injunction pending a planned appealed from the superior court's June 24 order, which the superior court denied on July 6. On
July 2, Defendants filed an expedited "special action" appeal to the Arizona Court of Appeals, and sought a stay of the superior court's June 24 order in connection with that expedited appeal. On July 7, the Court of Appeals declined jurisdiction over the "special action" and denied the appellate motion to stay the preliminary injunction as moot. On July 7, Defendants filed an amended notice of appeal indicating that they would pursue a non-expedited "direct appeal" to the Arizona
Court of Appeals, and sought another emergency stay of the superior court's June 24 order in connection with that ordinary-course appeal. The Court of Appeals again denied the stay request. The annual shareholder meeting proceeded, and the Board election was done in accordance with the previous voting standard. On
September 30, 2020 (1) the preliminary injunction order entered on June 26, 2020 was vacated as moot, and (2) the case was dismissed with prejudice.